WARRANTS Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Number of warrants exercised by holders	1,750,841	31,830	304,455
Number of warrants exercised for cash	1,137,500	29,550	9,000
Number of warrants exchanged	613,341	2,280	295,455
Proceeds from warrants exercised	$ 4,550,000	$ 133,000	$ 43,500
Number of days used to calculate average price warrants may be exercised cashlessly	5 days	5 days	5 days
Shares issued upon warrant exercise	366,359	1,547	195,610
Range One
Class of Warrant or Right [Line Items]
Number of warrants exercised for cash		20,000	4,000
Warrant exercise price (usd per share)	$ 4.00	$ 4.00	$ 4.00
Range Two
Class of Warrant or Right [Line Items]
Number of warrants exercised for cash		9,550	5,000
Warrant exercise price (usd per share)	$ 5.50	$ 5.50	$ 5.50